CHARLENE GRANT, ESQ.
Assistant Vice President
Variable Products & Fund Compliance Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
March 22, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
File No. 333-20355, Pacific Select Estate Preserver II and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the form of supplement to prospectus dated May 1, 2005 for Pacific Select Estate Preserver II and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 26 on Form N-6 which was filed electronically with the Commission on March 20, 2006.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant, Esq.